Revenue	3 Months Ended
Mar. 31, 2021
Disclosure of revenue [Abstract]
Revenue	Revenue

	Quarter	Quarter	Year
	ended	ended	ended
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Gold income	956	882	4,322
By-products	23	23	105
Revenue from product sales	979	905	4,427